EQUITY - Schedule Of Options (Details) - Equity-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted | $ / shares	$ 46.62	$ 35.56
Management Share Option Plan | NYSE Common Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	44,093,000	43,794,000	47,367,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 25.16	$ 22.59	$ 20.54
Number of share options granted in share-based payment arrangement | shares	3,956,000	4,185,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 46.62	$ 35.56
Exercised (in shares) | shares	(3,258,000)	(7,388,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 15.35	$ 16.50
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(399,000)	(370,000)
Weighted average exercise price of share options exercised (in dollars per share) | $	$ 35.70	$ 28.24
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares	39,425,000	50,378,000	46,716,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 35.00	$ 25.14	$ 23.65
Number of share options granted in share-based payment arrangement | shares	43,650,000	5,300,000
Exercised (in shares) | shares	(54,600,000)	(1,621,000)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 26.94	$ 16.39
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(3,000)	(17,000)
Weighted average share price, share options granted | $ / shares	$ 36.25	$ 35.64
Weighted average exercise price of share options expired in share-based payment arrangement | $ / shares	$ 41.06	$ 36.32